American Century Investment Trust

PROSPECTUS SUPPLEMENT

PRIME MONEY MARKET FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the
Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class and will become subject to a maximum 5.75%
front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 4 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006   1 YEAR    5 YEARS   LIFE OF CLASS(2)
------------------------------------------------------------------------------------
Prime Money Market                              4.36%(3)  1.78%     2.91%
------------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS AUGUST 28, 1998. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  RETURN WOULD HAVE BEEN LOWER IF THE ADVISOR HAD NOT WAIVED A PORTION OF
     ITS MANAGEMENT FEE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 5 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 6 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2 AND 4 TO THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 6 OF THE PROSPECTUS:

(2)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY WAIVED A PORTION OF THE
     FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER, THE Management Fee
     AND Total Annual Fund Operating Expenses FOR INVESTOR CLASS WILL BE 0.55%
     AND 0.57%; FOR A CLASS WILL BE 0.55% AND 0.82%; FOR B CLASS WILL BE 0.55%
     AND1.57%; AND FOR C CLASS WILL BE 0.55% AND 1.32%, RESPECTIVELY. THIS FEE
     WAIVER IS VOLUNTARY AND MAY BE REVISED OR TERMINATED AT ANY TIME BY
     AMERICAN CENTURY WITHOUT NOTICE.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 24.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 7 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 11 OF THE PROSPECTUS.

THE FOLLOWING IS INSERTED AFTER THE FIRST PARAGRAPH OF THE FUND MANAGEMENT TEAM
SECTION ON PAGE 12 OF THE PROSPECTUS:

The individuals listed below are primarily responsible for the day-to-day management of the fund described in this prospectus.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 15 OF THE PROSPECTUS:

The fund's A and C Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 15 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge is waived               No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(1)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American
                                             Century funds are less than
                                             $50,000; generally offered
                                             through financial intermediaries(2)
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 0.75%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors whose aggregate
investments in American Century funds are less than
$1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(2)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

THE FOLLOWING REPLACES THE A CLASS SECTION ON PAGE 16 OF THE PROSPECTUS:

A Class Shares are sold at net asset value. However, if you purchase A Class shares of the fund by exchange from A Class shares of an American Century fund where the original purchase was $1,000,000 or greater, you may pay a contingent deferred sales charge (CDSC) of 1.00%. This CDSC will apply if the shares are redeemed within one year of the purchase date of the original fund and if an up-front sales charge was paid on the original purchase. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century fund.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 16 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 16 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 17 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
17 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 17 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 24 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, A Class, B Class and C Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 24 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for
A Class and 1.00% for B and C Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors.
Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.
 For additional information about the plans and their terms, see MULTIPLE CLASS
STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 28 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 31 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                 FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Prime Money Market Fund
  Investor Class                 921              BPRXX         AmC Prime
--------------------------------------------------------------------------------
  A Class                        821              ACAXX         AmC Prime
--------------------------------------------------------------------------------
  B Class                        303              BPMXX         AmC Prime
--------------------------------------------------------------------------------
  C Class                        421              ARCXX         AmC Prime
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55523 0708

American Century Investment Trust

PROSPECTUS SUPPLEMENT

DIVERSIFIED BOND FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the
Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class and will become subject to a maximum 5.75%
front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006  1 YEAR  5 YEARS  LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                            -1.08%  3.07%    2.87%
Citigroup US Broad                             4.33%   5.10%    4.90%(4)
Investment-Grade Bond Index(3)
   (reflects no deduction
   for fees, expenses or taxes)
Lehman Brothers U. S.                          4.33%   5.06%    4.84%(4)
 Aggregate Index
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS DECEMBER 2, 2001. ONLY CLASSES
     WITH PERFORMANCE HISTORY FOR LESS THAN 10 YEARS SHOW RETURNS FOR LIFE OF
     CLASS.

(3)  IN SEPTEMBER 2006, THE FUND'S BENCHMARK CHANGED FROM THE LEHMAN
     BROTHERS U.S. AGGREGATE INDEX TO THE CITIGROUP US BROAD INVESTMENT-GRADE
     BOND INDEX. THE FUND'S INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER
     REFLECTS THE INVESTMENT PROCESS AND CONSTRAINTS OF THE FUND.

(4)  SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 7 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 7 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2 and 3 TO THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 7 OF THE PROSPECTUS:

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 31.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 8 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 13 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 18 OF THE PROSPECTUS:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 18 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American
                                             Century funds are less than
                                             $50,000; generally offered
                                             through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                          R CLASS
--------------------------------------------------------------------------------
No initial sales charge                          No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge                 No contingent deferred
on redemptions within 12 months                  sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                               12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                            No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to                   Generally offered through
investors whose aggregate                        employer-sponsored retirement
investments in American                          plans and other fee-based
Century funds are less than                      arrangements(4)
$1,000,000; generally more
appropriate for short-term
investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 19 AND 20 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings,  less any commissionable shares in the money market funds, in any share class of any  American  Century  fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 20 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 21 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 21 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
21 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 22 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 31 OF THE PROSPECTUS:

American  Century offers the following  classes of shares of the fund:  Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 31 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Class, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 40 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Diversified Bond Fund
  Investor Class                149               ADFIX          DivBnd
--------------------------------------------------------------------------------
  Institutional Class           349               ACBPX          DivBnd
--------------------------------------------------------------------------------
  A Class                       749               ADFAX          DivBnd
--------------------------------------------------------------------------------
  B Class                       319               CDBBX          DivBnd
--------------------------------------------------------------------------------
  C Class                       449               CDBCX          DivBnd
--------------------------------------------------------------------------------
  R Class                       239               ADVRX          DivBnd
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55521 0708

American Century Investment Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD FUND

Supplement dated August 3, 2007 * Prospectus dated August 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held July 27, 2007, shareholders of the fund also approved a change to the Advisor Class fee structure. The fee structure change will result in a decrease of 25 basis points (0.25%) in the
Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
In addition, the fund's A Class will combine into the Advisor Class. The Advisor
Class will be renamed A Class and will become subject to a maximum 5.75%
front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED. THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS
TABLE ON PAGE 6 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006     1 YEAR       LIFE OF CLASS(2)
--------------------------------------------------------------------------------
Return Before Taxes                               3.02%(3)     6.96%(3)
CSFB High Yield Index II                          11.93%       11.42%(4)
   (reflects no deduction
   for fees, expenses or taxes)
Merrill Lynch US High Yield                       10.76%       10.48%(4)
Master II - Constrained Index(5)
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO SEPTEMBER 4, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS MARCH 8, 2002.

(3)  RETURN WOULD HAVE BEEN LOWER IF A PORTION OF THE CLASS'S MANAGEMENT
     AND DISTRIBUTION AND SERVICE FEES HAD NOT BEEN WAIVED.

(4)  SINCE FEBRUARY 28, 2002, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

(5)  IN SEPTEMBER 2006, THE FUND'S BENCHMARK CHANGED FROM CSFB HIGH YIELD
     INDEX II TO THE MERRILL LYNCH US HIGH YIELD MASTER II - CONSTRAINED INDEX.
     THE FUND'S INVESTMENT ADVISOR BELIEVES THIS INDEX BETTER REFLECTS THE
     INVESTMENT PROCESS AND CONSTRAINTS OF THE FUND.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 7 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 8 OF THE PROSPECTUS.

THE FOLLOWING REPLACES FOOTNOTES 2, 3 and 4 TO THE ANNUAL FUND OPERATING EXPENSES
TABLE ON PAGE 8 OF THE PROSPECTUS:

(2)  EFFECTIVE AUGUST 1, 2007, AMERICAN CENTURY WAIVED A PORTION OF THE
     FUND'S MANAGEMENT FEE. TAKING INTO ACCOUNT THIS WAIVER, THE MANAGEMENT FEE
     AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR CLASS WILL BE 0.80%
     AND 0.80%, RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING
     EXPENSES FOR INSTITUTIONAL CLASS WILL BE 0.60% AND 0.60%, RESPECTIVELY; THE
     MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR A CLASS WILL BE
     0.80% AND 1.05%, RESPECTIVELY; THE MANAGEMENT FEE AND TOTAL ANNUAL FUND
     OPERATING EXPENSES FOR B CLASS WILL BE 0.80% AND 1.80%, RESPECTIVELY; THE
     MANAGEMENT FEE AND TOTAL ANNUAL FUND OPERATING EXPENSES FOR C CLASS WILL BE
     0.80% AND 1.80%, RESPECTIVELY; AND THE MANAGEMENT FEE AND TOTAL ANNUAL FUND
     OPERATING EXPENSES FOR R CLASS WILL BE 0.80% AND 1.30%. THIS FEE WAIVER
     IS VOLUNTARY AND MAY BE REVISED OR TERMINATED AT ANY TIME BY AMERICAN
     CENTURY WITHOUT NOTICE.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 31.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 9 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 14 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 18:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 18 OF THE PROSPECTUS:

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares
                                             eight years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited
for long-term investors                      to investors whose aggregate
                                             investments in American
                                             Century funds are less than
                                             $50,000; generally offered
                                             through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                      R CLASS
--------------------------------------------------------------------------------
No initial sales charge                      No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge             No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                           12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                        No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to               Generally offered through
investors whose aggregate                    employer-sponsored
investments in American                      retirement plans and other
Century funds are less than                  fee-based arrangements(4)
$1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION ON PAGES 19 AND 20 OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Shares purchased in accounts that held Advisor Class shares of this fund prior to September 4, 2007

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER B CLASS ON PAGE 20 OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS INSERTED AS THE LAST PARAGRAPH UNDER C CLASS ON PAGE 21 OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION ON PAGE 21 OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER REINSTATEMENT PRIVILEGE ON PAGE
21 OF THE PROSPECTUS:

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century fund at the then-current net asset value without paying an initial sales charge.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER EXCHANGING SHARES ON PAGE 22 OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 31 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 31 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 36 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 40 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

FUND REFERENCE                FUND CODE         TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
High-Yield Fund
  Investor Class                101               ABHIX          HighYld
--------------------------------------------------------------------------------
  Institutional Class           351               ACYIX          HighYld
--------------------------------------------------------------------------------
  A Class                       801               AHYVX          HighYld
--------------------------------------------------------------------------------
  B Class                       301               ACYBX          HighYld
--------------------------------------------------------------------------------
  C Class                       401               AHDCX          HighYld
--------------------------------------------------------------------------------
  R Class                       211               AHYRX          HighYld
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55522 0708

PROSPECTUS SUPPLEMENT

American Century California Tax-Free and Municipal Funds

CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated August 3, 2007 * PROSPECTUS DATED JANUARY 1, 2007

American Century Investment Trust

CORE PLUS FUND, HIGH-YIELD BOND FUND, INFLATION PROTECTION BOND FUND, SELECT
BOND FUND, SHORT DURATION FUND

Supplement dated August 3, 2007 * Prospectuses dated August 1, 2007

American Century Municipal Trust

HIGH-YIELD MUNICIPAL FUND, LONG-TERM TAX-FREE FUND

Supplement dated August 3, 2007 * Prospectuses dated October 1, 2006

IN THE HIGH-YIELD BOND PROSPECTUS, THE FOLLOWING REPLACES FOOTNOTE 4 IN THE
ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5 OF THE PROSPECTUS

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

IN THE SELECT BOND PROSPECTUS, THE FOLLOWING REPLACES FOOTNOTE 3 IN THE ANNUAL
FUND OPERATING EXPENSES TABLE ON PAGE 5 OF THE PROSPECTUS

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE FOLLOWING CHANGES ARE EFFECTIVE SEPTEMBER 4, 2007.

IN THE SELECT BOND PROSPECTUS, THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE
INVESTING THROUGH A FINANCIAL INTERMEDIARY SECTION ON PAGE 15 OF THE PROSPECTUS.

A CLASS                              B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)              No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent              Contingent deferred sales charge
deferred sales charge(2)             on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%(3)                12b-1 fee of 1.00%(4)
--------------------------------------------------------------------------------
No conversion feature                Convert to A Class shares eight
                                     years after purchase
--------------------------------------------------------------------------------
Generally more appropriate           Purchases generally limited to investors
for long-term investors              whose aggregate investments in
                                     American Century funds are less than
                                     $50,000; generally offered
                                     through financial intermediaries(5)
--------------------------------------------------------------------------------

C CLASS                                     R CLASS
--------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                       No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors    Generally offered through employer-
whose aggregate investments in American     sponsored retirement plans and other
Century funds are less than $1,000,000;     fee-based arrangements(6)
generally more appropriate for short-
term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
     AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR THE A CLASS. TAKING
     INTO ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.23%.

(4)  EFFECTIVE APRIL 1, 2006 THROUGH MARCH 31, 2008, AMERICAN CENTURY
     AGREED TO A TWO-YEAR WAIVER OF RULE 12B-1 FEES FOR THE B CLASS. TAKING
     INTO ACCOUNT THE WAIVER, THE 12B-1 FEE IS 0.88%.

(5)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(6)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

------

IN THE CORE PLUS, HIGH-YIELD BOND, INFLATION PROTECTION BOND AND SHORT DURATION
PROSPECTUSES, THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE INVESTING THROUGH
A FINANCIAL INTERMEDIARY SECTION OF THE PROSPECTUS:

A CLASS                         B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)         No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent         Contingent deferred sales charge
deferred sales charge(2)        on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%              12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature           Convert to A Class shares eight
                                years after purchase
--------------------------------------------------------------------------------
Generally more appropriate      Purchases generally limited to investors
for long-term investors         whose aggregate investments in American Century
                                funds are less than $50,000; generally offered
                                through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                    R CLASS
--------------------------------------------------------------------------------
No initial sales charge                    No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on        No contingent deferred sales charge
redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                         12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                      No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors   Generally offered through employer-
whose aggregate investments in American    sponsored retirement plans and other
Century funds are less than $1,000,000;    fee-based arrangements(4)
generally more appropriate for short-
term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

------

IN THE CALIFORNIA HIGH-YIELD MUNICIPAL, HIGH-YIELD MUNICIPAL AND LONG-TERM TAX-
FREE PROSPECTUSES, THE FOLLOWING REPLACES THE FIRST TABLE UNDER THE INVESTING
THROUGH A FINANCIAL INTERMEDIARY SECTION OF THE PROSPECTUS:

A CLASS                         B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)         No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent         Contingent deferred sales charge
deferred sales charge(2)        on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%              12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature           Convert to A Class shares eight
                                years after purchase
--------------------------------------------------------------------------------
Generally more appropriate      Purchases generally limited to investors
for long-term investors         whose aggregate investments in American Century
                                funds are less than $50,000; generally offered
                                through financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors whose aggregate investments in American Century funds are less than $1,000,000; generally more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

THE FOLLOWING REPLACES THE REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS
SECTION OF THE PROSPECTUS:

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century fund
(excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century fund to qualify for a reduced A Class sales charge.

------

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

*  Present or former officers, directors and employees (and their families)
   of American Century

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century

THE FOLLOWING REPLACES THE SECOND TO THE LAST BULLET UNDER THE CDSC WAIVERS
SECTION OF THE PROSPECTUS:

*  IRA Rollovers from any American Century fund held in an employer-sponsored retirement plan, for A Class shares only

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE B CLASS SECTION OF THE
PROSPECTUS:

American Century generally limits purchases of B Class shares to investors whose aggregate investments in American Century funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American
Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of
21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING IS ADDED AS THE LAST PARAGRAPH UNDER THE C CLASS SECTION OF THE
PROSPECTUS:

American Century generally limits purchases of C Class shares to investors whose aggregate investments in American Century funds are less than $1,000,000.
However, it is your responsibility to inform your financial intermediary and/or
American Century at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century fund (excluding
529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE EXCHANGING SHARES SECTION OF
THE PROSPECTUS:

You may exchange shares of the fund for shares of the same class of another
American Century fund without a sales charge if you meet the following criteria:

------

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER THE REDEMPTIONS SECTION OF THE
PROSPECTUS:

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.

IN THE CORE PLUS, HIGH-YIELD BOND, INFLATION PROTECTION BOND, SELECT BOND AND
SHORT DURATION PROSPECTUSES, THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER
THE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES SECTION OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

IN THE CALIFORNIA HIGH-YIELD MUNICIPAL AND HIGH-YIELD MUNICIPAL PROSPECTUSES,
THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for
A Class and 1.00% for B and C Classes, to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors.
Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares.
For additional information about the plans and their terms, see MULTIPLE CLASS
STRUCTURE in the statement of additional information.

IN THE LONG-TERM TAX-FREE PROSPECTUS, THE FOLLOWING REPLACES THE FIRST PARAGRAPH
UNDER THE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES SECTION OF THE
PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class and 1.00% for B and C Classes, to the
distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------

THE FOLLOWING CHANGES ARE EFFECTIVE AUGUST 3, 2007.

IN THE HIGH-YIELD MUNICIPAL AND LONG-TERM TAX-FREE PROSPECTUSES, THE FOLLOWING
REPLACES THE SECOND PARAGRAPH OF THE SERVICE, DISTRIBUTION AND ADMINISTRATIVE
FEES SECTION OF THE PROSPECTUS. IN THE CALIFORNIA HIGH-YIELD MUNICIPAL
PROSPECTUS, THE FOLLOWING REPLACES THE FOURTH PARAGRAPH OF THE MULTIPLE CLASS
INFORMATION SECTION OF THE PROSPECTUS:

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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